Note 7 - Derivative Liabilities - Derivative Liability Value Assumptions (Details) - Derivative Financial Instruments, Liabilities [Member]	Jun. 30, 2022	Sep. 30, 2021
Measurement Input, Share Price [Member] | Series G Warrant Derivative [Member]
Measurement Input	0.046	0.12
Measurement Input, Share Price [Member] | Series H Warrant Derivative [Member]
Measurement Input	0.046	0.12
Measurement Input, Share Price [Member] | Series F Warrant Derivative [Member]
Measurement Input		0.12
Measurement Input, Exercise Price [Member] | Series G Warrant Derivative [Member]
Measurement Input	0.70	0.70
Measurement Input, Exercise Price [Member] | Series H Warrant Derivative [Member]
Measurement Input	0.40	0.40
Measurement Input, Exercise Price [Member] | Series F Warrant Derivative [Member]
Measurement Input		0.75
Measurement Input, Price Volatility [Member] | Series G Warrant Derivative [Member]
Measurement Input	1.0618	0.8740
Measurement Input, Price Volatility [Member] | Series H Warrant Derivative [Member]
Measurement Input	0.9585	0.8659
Measurement Input, Price Volatility [Member] | Series F Warrant Derivative [Member]
Measurement Input		0.9028
Measurement Input, Risk Free Interest Rate [Member] | Series G Warrant Derivative [Member]
Measurement Input	0.0280	0.0019
Measurement Input, Risk Free Interest Rate [Member] | Series H Warrant Derivative [Member]
Measurement Input	0.0292	0.0041
Measurement Input, Risk Free Interest Rate [Member] | Series F Warrant Derivative [Member]
Measurement Input		0.0004
Measurement Input, Expected Dividend Rate [Member] | Series G Warrant Derivative [Member]
Measurement Input
Measurement Input, Expected Dividend Rate [Member] | Series H Warrant Derivative [Member]
Measurement Input
Measurement Input, Expected Dividend Rate [Member] | Series F Warrant Derivative [Member]
Measurement Input
Measurement Input, Expected Term [Member] | Series G Warrant Derivative [Member]
Measurement Input	0.94	1.70
Measurement Input, Expected Term [Member] | Series H Warrant Derivative [Member]
Measurement Input	1.83	2.58
Measurement Input, Expected Term [Member] | Series F Warrant Derivative [Member]
Measurement Input		0.34